Statements of Financial Position - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Current Assets
Cash	$ 330,676	$ 951,807
Amounts receivable and prepaid expenses	142,457	155,835
Marketable securities		123,912
Total Current Assets	473,133	1,231,554
Non-current Assets
Reclamation deposits	11,000	11,000
Equipment	850	1,336
Exploration and evaluation assets	5,143,314	5,956,076
Total Non-current Assets	5,155,164	5,968,412
Total Assets	5,628,297	7,199,966
Current Liabilities
Accounts payable and accrued liabilities	878,180	558,765
Due to related parties	237,535	142,889
Flow-through share premium liability	15,000	218,207
Total Liabilities	1,130,715	919,861
SHAREHOLDERS' EQUITY
Share capital	60,683,777	59,917,903
Warrants reserve	2,969,647	2,834,521
Share-based payments reserve	3,020,382	3,020,382
Deficit	(62,176,224)	(59,492,701)
Total Shareholders’ Equity	4,497,582	6,280,105
Total Liabilities and Shareholders’ Equity	$ 5,628,297	$ 7,199,966